Schedule of Investments (unaudited)
June 30, 2025
iShares® Copper and Metals Mining ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Metals & Mining — 99.8%
Al Masane Al Kobra Mining Co.	17,237	$291,429
Amman Mineral Internasional PT(a)	5,763,300	3,005,105
Anglo American PLC, NVS	64,868	1,912,171
Antofagasta PLC	157,545	3,917,019
Atalaya Mining PLC	48,855	304,558
Baiyin Nonferrous Group Co. Ltd., Class A	216,500	94,741
BHP Group Ltd.	206,879	4,977,011
Capstone Copper Corp.(a)	278,693	1,710,941
China Nonferrous Mining Corp Ltd.	636,000	593,743
CMOC Group Ltd., Class A	63,000	74,189
Develop Global Ltd.(a)	92,700	301,017
ERO Copper Corp.(a)	50,563	854,011
Evolution Mining Ltd.	682,761	3,554,654
First Quantum Minerals Ltd.(a)	252,370	4,483,077
Foran Mining Corp.(a)	158,019	353,925
Freeport-McMoRan Inc.	125,721	5,450,005
Glencore PLC	481,150	1,874,869
Grupo Mexico SAB de CV, Series B, Class B	918,211	5,561,772
Hudbay Minerals Inc.	192,813	2,046,005
Ivanhoe Mines Ltd., Class A(a)(b)	307,899	2,313,058
Jiangxi Copper Co. Ltd., Class A	60,500	198,316
Jinchuan Group International Resources Co. Ltd.(c)	1,037,000	85,011
KGHM Polska Miedz SA(a)	66,588	2,383,298
Lundin Mining Corp.	282,941	2,975,374
MAC Copper Ltd.(a)	35,325	427,079
MMG Ltd.(a)	1,913,600	937,483
Newmont Corp.	48,695	2,836,971
NGEx Minerals Ltd.(a)	63,463	741,004
Nittetsu Mining Co. Ltd.	6,100	314,297
North Copper Co. Ltd., Class A	55,500	84,491
Rio Tinto PLC, ADR	46,404	2,706,745
Sandfire Resources Ltd.(a)	224,089	1,664,812
South32 Ltd.	270,324	516,561
Southern Copper Corp.	30,352	3,070,712
Security	Shares	Value
Metals & Mining (continued)
Taseko Mines Ltd.(a)	153,992	$486,261
Teck Resources Ltd., Class B	27,740	1,121,823
Vale SA	197,555	1,914,427
WA1 Resources Ltd.(a)	23,932	249,043
Western Mining Co. Ltd., Class A	69,500	161,641
Yunnan Copper Co. Ltd., Class A	58,600	104,229
Zijin Mining Group Co. Ltd., Class A	73,700	201,848
		66,854,726
Total Long-Term Investments — 99.8% (Cost: $64,338,427)		66,854,726
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	1,346,655	1,347,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	20,000	20,000
Total Short-Term Securities — 2.0% (Cost: $1,367,149)		1,367,194
Total Investments — 101.8% (Cost: $65,705,576)		68,221,920
Liabilities in Excess of Other Assets — (1.8)%		(1,229,810)
Net Assets — 100.0%		$66,992,110

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,076,047	$—	$(728,753)(a)	$(119)	$19	$1,347,194	1,346,655	$1,107 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000)(a)	—	—	20,000	20,000	494	—
				$(119)	$19	$1,367,194		$1,601	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Copper and Metals Mining ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	6	09/19/25	$66	$2,189
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$39,053,190	$27,716,525	$85,011	$66,854,726
Short-Term Securities
Money Market Funds	1,367,194	—	—	1,367,194
	$40,420,384	$27,716,525	$85,011	$68,221,920
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,189	$—	$—	$2,189

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares